UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02739
811-10179

Name of Fund: BlackRock Basic Value Fund, Inc.
Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Basic
Value Fund, Inc. and Master Basic Value LLC, 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

Master Basic Value LLC
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Industry	Shares Common Stocks		Value	Percent

Above-	Diversified Telecommunication	3,691,797	AT&T Inc.	$ 141,395,825	2.2%
Average	Services
Yield	Metals & Mining	2,946,000	Alcoa, Inc.	106,232,760	1.7
	Semiconductors &	2,102,400	Analog Devices, Inc.	62,062,848	1.0
	Semiconductor Equipment
	Capital Markets	3,119,994	The Bank of New York Mellon Corp.	130,197,350	2.0
	Pharmaceuticals	10,521,600	Bristol-Myers Squibb Co.	224,110,080	3.5
	Oil, Gas &	1,379,700	Chevron Corp. (a)	117,771,192	1.9
	Consumable Fuels
	Multi-Utilities	1,572,700	Dominion Resources, Inc. (a)	64,229,068	1.0
	Chemicals	697,200	The Dow Chemical Co. (a)	25,691,820	0.4
	Chemicals	3,223,100	E.I. du Pont de Nemours & Co. (a)	150,712,156	2.4
	Oil, Gas &	3,478,400	Exxon Mobil Corp.	294,203,072	4.6
	Consumable Fuels
	Industrial Conglomerates	4,514,900	General Electric Co.	167,096,449	2.6
	Food Products	2,203,900	General Mills, Inc. (a)	131,969,532	2.1
	Pharmaceuticals	1,364,100	GlaxoSmithKline Plc (a)(b)	57,878,763	0.9
	Aerospace & Defense	1,233,000	Honeywell International, Inc.	69,565,860	1.1
	Diversified Financial Services	4,673,492	JPMorgan Chase & Co.	200,726,482	3.2
	Pharmaceuticals	1,048,400	Johnson & Johnson	68,009,708	1.1
	Pharmaceuticals	5,075,600	Pfizer, Inc.	106,232,308	1.7
	Electric Utilities	2,180,100	The Southern Co. (a)	77,633,361	1.2
	Diversified Telecommunication	3,228,600	Verizon Communications, Inc. (a)	117,682,470	1.9
	Services
	Pharmaceuticals	1,747,500	Wyeth	72,975,600	1.1

				2,386,376,704	37.6

Below-	Insurance	3,972,200	American International Group, Inc. (a)	171,797,650	2.7
Average	Diversified Financial Services	3,162,200	Bank of America Corp.	119,879,002	1.9
Price/	Health Care Providers &	806,583	Cardinal Health, Inc.	42,353,673	0.7
Earnings	Services
Ratio	Diversified Financial Services	2,686,200	Citigroup, Inc. (a)	57,538,404	0.9
	Computers & Peripherals	2,398,600	Hewlett-Packard Co.	109,520,076	1.7
	Food Products	4,743,200	Kraft Foods, Inc. (a)	147,086,632	2.3
	Insurance	914,300	MetLife, Inc. (a)	55,095,718	0.9
	Capital Markets	3,047,800	Morgan Stanley (a)	139,284,460	2.2
	Aerospace & Defense	1,349,600	Northrop Grumman Corp.	105,012,376	1.7
	Insurance	739,900	Prudential Financial, Inc. (a)	57,897,175	0.9
	Insurance	3,582,376	The Travelers Cos., Inc.	171,416,692	2.7
	Food Products	5,464,900	Unilever NV (b)	184,331,077	2.9
	IT Services	14,528,075	Unisys Corp. (c)	64,359,372	1.0
	Office Electronics	11,244,671	Xerox Corp.	168,332,725	2.6

				1,593,905,032	25.1

Low Price- Oil, Gas &		1,117,900	Anadarko Petroleum Corp.	70,461,237	1.1
to-Book	Consumable Fuels
Value	Food Products	1,111,121	Archer-Daniels-Midland Co.	45,733,740	0.7
	Machinery	1,233,500	Deere & Co. (a)	99,222,740	1.6
	Semiconductors &	4,288,812	Fairchild Semiconductor
	Semiconductor Equipment		International, Inc. (c)	51,122,639	0.8

Master Basic Value LLC
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Industry	Shares	Common Stocks	Value	Percent

	Energy Equipment & Services	3,944,000	Halliburton Co.	$ 155,117,520	2.4%
	Insurance	1,333,600	Hartford Financial Services
			Group, Inc.	101,046,872	1.6
	Household Products	2,047,100	Kimberly-Clark Corp.	132,140,305	2.1
	Semiconductors &	28,477,815	LSI Corp. (a)(c)	140,965,184	2.2
	Semiconductor Equipment
	Semiconductors &	16,704,500	Micron Technology, Inc. (a)(c)	99,725,865	1.6
	Semiconductor Equipment
	Aerospace & Defense	2,537,994	Raytheon Co. (a)	163,979,792	2.6
	Household Durables	300,200	Sony Corp. (b)	12,029,014	0.2
	Computers & Peripherals	3,128,550	Sun Microsystems, Inc. (a)(c)	48,586,382	0.8
	Media	13,732,900	Time Warner, Inc.	192,535,258	3.0
	Electronic Equipment &	405,100	Tyco Electronics Ltd.	13,903,032	0.2
	Instruments
	Industrial Conglomerates	1,578,025	Tyco International Ltd.	69,512,001	1.1
	Media	2,821,400	Walt Disney Co. (a)	88,535,532	1.4
	Commercial Banks	1,054,000	Wells Fargo & Co. (a)	30,671,400	0.5

				1,515,288,513	23.9

Price-	Oil, Gas &	758,122	Peabody Energy Corp. (a)	38,664,222	0.6
to-	Consumable Fuels
Cash	Diversified	18,047,600	Qwest Communications
Flow	Telecommunication Services		International Inc. (a)	81,755,628	1.3

				120,419,850	1.9

Special	Energy Equipment & Services	4,705,600	BJ Services Co. (a)	134,156,656	2.1
Situations	Health Care Equipment &	1,004,800	Baxter International, Inc.	58,097,536	0.9
	Supplies
	Health Care Equipment &	1,817,725	Covidien Ltd.	80,434,331	1.3
	Supplies
	Semiconductors &	5,831,100	Intel Corp.	123,502,698	1.9
	Semiconductor Equipment
	Computers & Peripherals	1,695,100	International Business Machines Corp.	195,173,814	3.1
	Pharmaceuticals	4,876,400	Schering-Plough Corp.	70,268,924	1.1
	Energy Equipment & Services	390,298	Transocean, Inc.	52,768,290	0.8

				714,402,249	11.2

			Total Common Stocks
			(Cost - $4,856,375,710)	6,330,392,348	99.7

		Beneficial
		Interest
		(000)	Short-Term Securities

	$ 700,527		BlackRock Liquidity Series, LLC
			Money Market Series, 3.10% (d)(e)(f)	700,527,263	11.0

			Total Short-Term Securities
			(Cost - $700,527,263)	700,527,263	11.0

			Total Investments
			Before Options Written
			(Cost - $5,556,902,973*)	7,030,919,611	110.7

Master Basic Value LLC
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Contracts	Options Written	Value	Percent

Call Options Written	16,000	Micron Technology, Inc., expiring
		July 2008 at $9, Broker Credit Suisse	$ (200,000)	0.0%

		Total Options Written
		(Premiums Received - $817,254)	(200,000)	0.0

		Total Investments,
		Net of Options Written
		(Cost - $5,556,085,719)	7,030,719,611	110.7
		Liabilities in Excess of Other Assets	(678,154,935)	(10.7)

		Net Assets	$ 6,352,564,676	100.0%

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 5,575,447,249

Gross unrealized appreciation	$ 1,779,696,856
Gross unrealized depreciation	(324,224,494)

Net unrealized appreciation	$ 1,455,472,362

(a)	Security, or a portion of security, is on loan.

(b)	Depositary receipts.

(c)	Non-income producing security.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3)

Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (168,881)	$ 5,721,490
BlackRock Liquidity Series, LLC
Money Market Series	$ (465,454)	$ 1,574,986

(f) Security was purchased with the cash proceeds from securities loans.

  For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management.
  This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Basic Value Fund, Inc.
Schedule of Investments March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Beneficial Interest
(000)	Mutual Funds	Value

$224,566	Master Basic Value LLC	$ 6,350,642,581

Total Investments (Cost - $4,875,851,100) - 100.0%		6,350,642,581
Liabilities in Excess of Other Assets - 0.0%		(3,021,043)

Net Assets - 100.0%		$ 6,347,621,538

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 22, 2008